Lines of Credit and Long-Term Obligation - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Apr. 21, 2023
Line of Credit
Lines of Credit and Long-Term Obligation
Interest rate		5.48%	2.21%	3.61%	2.25%
Weighted average interest rate				2.50%	4.15%
Commitment fee percentage		0.25%	0.25%
Commitment fee amount		$ 134,000	$ 120,000
Availability balance		$ 24,000,000		$ 48,000,000
Line of Credit | Minimum
Lines of Credit and Long-Term Obligation
Maximum borrowing capacity				175,000,000		$ 175,000,000
Line of Credit | Maximum
Lines of Credit and Long-Term Obligation
Maximum borrowing capacity				$ 225,000,000		$ 225,000,000
Line of Credit | Prime Rate
Lines of Credit and Long-Term Obligation
Annual interest rate		0.50%		5.00%
Interest rate					3.25%
Basis rate					1.00%
Line of Credit | LIBOR
Lines of Credit and Long-Term Obligation
Annual interest rate				2.00%
Interest rate		2.00%			0.25%
Basis rate					2.00%
Line of Credit | SOFR
Lines of Credit and Long-Term Obligation
Annual interest rate				2.11%
Interest rate				1.50%
Basis rate		2.11%		2.11%
Line of Credit | contracted Libor
Lines of Credit and Long-Term Obligation
Interest rate					4.25%
Seller Notes
Lines of Credit and Long-Term Obligation
Annual interest rate	6.00%
Subordinated note	$ 8,500,000
Repayments of debt	2,500,000
Outstanding current and long-term liabilities	$ 3,750,000
Revolving Credit Facility
Lines of Credit and Long-Term Obligation
Outstanding balance				$ 135,968
Commitment fee percentage				0.25%	0.25%
Commitment fee amount				$ 100,000	$ 300,000
Outstanding revolver balance				136,000,000	54,000,000
Availability balance				$ 48,000,000	$ 95,000,000
Subordinated note		$ 180,000